Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,887	$ 18,171
Less: accumulated depreciation	(3,589)	(3,234)
Property and equipment, net	13,298	14,937
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,995	16,201
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	983	977
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14	16
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 895	$ 977